497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE JULY 10, 2006
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
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This supplement modifies certain information in each of the above-referenced Prospectus and Statement of Additional Information dated July 10, 2006, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM) -- State contract availability and/or variations of features and benefits" of the Prospectus, as noted:


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State                     Features and Benefits                    Availability or Variation
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CALIFORNIA                See "Contract features and benefits"--   If you reside in the state of California and you are age 60 and
(Applicable to            "Your right to cancel within a           older at the time the contract is issued, you may return your
Accumulator(R),           certain number of days"                  variable annuity contract within 30 days from the date that you
Accumulator(R) Elite(SM),                                          receive it and receive a refund as described below.
Accumulator(R) Plus(SM),
and Accumulator(R)                                                 If you allocate your entire initial contribution to the EQ/Money
SelectSM contracts)                                                Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
                                                                   This amount could be less than your initial contribution. If the
                                                                   Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option.
                                                                   If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

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FLORIDA                   See "Contract features and benefits"     The following information replaces the second bullet to the
(Applicable to            in "Credits"                             final set of bullets in this section:
Accumulator(R) Plus(SM)
contracts only)                                                    o You may annuitize your contract after thirteen months,
                                                                     however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any
                                                                     contribution, we will recover the credit that applies to any contribution made within the prior three years.
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B. For Accumulator(R) and Accumulator(R) Elite(SM) only, under "Contract features and benefits" in "Guaranteed withdrawal benefit for life ("GWBL")", the following is added as the last sentence of the fifth paragraph:

     If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed withdrawal benefit for life is not available, except for certain split-funded Charitable Remainder Trusts.


IM-06-07 Supp (7/06)                                 Catalog No. 136665 (7/06)
Accum 06/NEWBIZ  Mailing                                                 x01370

C. For Accumulator(R) Plus(SM) only, under "Contract features and benefits" in "Owner and annuitant requirements", the following is added as the last sentence of the first paragraph:

     This contract is not available for purchase by Charitable Remainder Trusts.





                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
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This Supplement modifies certain information in the above-referenced Prospectuses (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Please note the following:

A. In Accumulator(R) Plus(SM), under "Appendix VIII: State contract availability and/or variations of certain features and benefits," under "Oregon," the subsection entitled "Principal Protector(SM)" is deleted in its entirety.

B. In Accumulator(R) and Accumulator(R) Elite(SM), under "Appendix VIII: State contract availability and/or variations of certain features and benefits," the following is added:


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State    Features and Benefits                                    Availability or Variation
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OREGON   Fixed maturity options                                   Not Available

         Guaranteed principal benefit option1 and Guaranteed      Not Available
         principal benefit option 2

         Flexible Premium IRA and                                 Not Available (for Accumulator(R))
         Flexible Premium Roth IRA

         See "How you can purchase and contribute to your         o Subsequent contributions are not permitted. This is a single
         contract" in "Contract features and benefits"              premium product.

                                                                  o Section 1035 exchanges, rollovers, multiple assignments and/or transfers are permitted provided that all documentation is complete and received with the application.

         See "Indication of intent" in "Contract features and     The indication of intent approach to first year contributions is
         benefits"                                                applicable in Oregon only to the extent that all necessary documentation for multiple transfers and/or exchanges is
                                                                  complete and received with the application.

         See "Lifetime required minimum distribution              We generally will not impose a withdrawal charge on minimum
         withdrawals" in "Accessing your money"                   distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                  withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract's account value.

         See "Selecting an annuity payout option" in "Accessing   The annuity commencement date may not be earlier than seven
         your money"                                              (for Accumulator(R)) or four (for Accumulator(R) Elite(SM)) years from the contract issue date.

         See "Disability, terminal illness, or confinement to     Item (i) is deleted in its entirety.
         nursing home" under "Withdrawal charge" in
         "Charges and expenses"
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Form No. IM-06-08 Supp (7/06)
Series 04/IF/NB                                       Catalog no. 136666 (7/06)
                                                                        x01362

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 State    Features and Benefits                               Availability or Variation
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         Automatic Investment Program                         Not Available

         See "Special dollar cost averaging program" in       The special dollar cost averaging program may only be selected at
         "Contract Features and Benefits"                     the time of application to purchase the Accumulator(R)/Accumulator(R)
                                                              Elite(SM) contract.

         See "We require that the following types of          The following is added:
         communications be on specific forms we provide for    (20) requests for required minimum distributions, other than
         that purpose:" in "Who is AXA Equitable?"                  pursuant to our automatic RMD service.
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C. In Accumulator(R) Plus(SM), under "Appendix VIII: State contract availability and/or variations of certain features and benefits," under "Oregon" the subsections entitled "See 'Disability, terminal illness, or confinement to nursing home' under 'Withdrawal charge' in 'Charges and expenses"' and "See 'Lifetime required minimum distribution withdrawals' in "Accessing your money"' are deleted in their entirety and replaced with the following:


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State           Features and Benefits                                  Availability or Variation
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OREGON          See "Disability, terminal illness, or confinement to   Item (i) is deleted in its entirety.
(CONTINUED)     nursing home" under "Withdrawal charge" in
                "Charges and expenses"

                See "Lifetime required minimum distribution            We generally will not impose a withdrawal charge on minimum
                withdrawals" in "Accessing your money"                 distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                       withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free
                                                                       withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our
                                                                       request form. Such minimum distribution withdrawals must be based solely on your contract's account value.

                See "We require that the following types of            The following is added:
                communications be on specific forms we provide for      (20) requests for required minimum distributions, other
                that purpose:" in "Who is AXA Equitable?"                    than pursuant to our automatic RMD service.
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                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statements of Additional Information (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

TEMPORARY LIBERALIZATION PERIOD FOR ALLOCATIONS TO THE GUARANTEED INTEREST OPTION ("GIO")

Please note the following information is to be read in conjunction with the section "Self-directed allocation" in "Allocating your contributions" under "Contract features and benefits":

Except in the state of New York, the limit on allocations to the Guaranteed Interest Option which had been temporarily changed from 25% to 100% has been extended through October 31, 2006.

At the end of this liberalization period, the 25% limit on GIO contributions will be re-imposed, but customers may leave existing GIO assets in the GIO. This liberalization applies to new contributions only. Transfers to the GIO continue to be restricted as before.

If your instructions to us indicate an allocation percentage to the GIO that is greater than 25%, we will continue to honor that allocation until the end of the liberalization period. However, after the end of the liberalization period it will become an invalid allocation and we will no longer be able to honor it. This could cause a delay in crediting your subsequent contributions to the contract. Therefore, before making any new contributions on or after November 1, 2006, you should review your allocation instructions and ensure that your GIO allocation is 25% or less before sending your additional contributions.















                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

Form No. IM-06-05 Supp (7/06)
Accum 06                                             Catalog no. 136630 (7/06)
Mail                                                                    x01358

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Please note the following:

A. In Accumulator(R), please note the following change:

   In "Appendix VIII: State contract availability and/or variations of certain features and benefits" under "New York," the section entitled "See 'Transferring your account value' in 'Transferring your money among investment options"' is deleted in its entirety and replaced with the following:

   The following information is added as the sixth bullet in this section:

     o In all contract years, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

B. In Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM), under "Appendix VIII: State contract availability and/or variations of certain features and benefits," and in Accumulator(R) Select(SM), under "Appendix VII: State contract availability and/or variations of certain features and benefits," please note the following change:

   Under "New York," the section entitled "Variable Immediate Annuity payout options -- Life annuity contracts" is deleted in its entirety.

C. In Accumulator(R), Accumulator(R) Elite(SM), Accumulator(R) Plus(SM) and Accumulator(R) Select(SM), the following is added in "Who is AXA Equitable?" under "We require that the following types of communications be on specific forms we provide for that purpose:"

   (19) enrollment in our "automatic required minimum distribution (RMD) service."

D. In Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM), please note the following change:

   In "Charges and expenses," under "Withdrawal charge" under "10% free withdrawal amount," the following is inserted between the second and third sentences in the first paragraph:

   In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year.

E. In Accumulator(R) Elite(SM), the section entitled "Illustrations of Guaranteed minimum income benefit" under "Contract features and benefits" is deleted in its entirety, and replaced with the following:

   Guaranteed minimum income benefit. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under rollover TSA contracts.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

Form No. IM-06-06 Supp (7/06)
Series 04/IF/NB                                        Catalog no. 136664 (7/06)
                                                                          x01359